Acquisition - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Parentheticals) (Details)	Dec. 31, 2025
Creation Intelligent Acquisition [Member]
Schedule of Fair Value of the Identifiable assets Acquired and Liabilities Assumed [Line Items]
Equity value noncontrolling interest	49.00%